Benefit Obligations Weighted Average Rate Assumption (Detail)	Oct. 31, 2012	Oct. 31, 2011
Pension Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate used to determine present value of benefit obligation at end of year	3.20%	4.20%
Expected rate of increase in future compensation levels to determine present value of benefit obligation at end of year	3.50%	3.50%
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate used to determine present value of benefit obligation at end of year	3.40%	4.20%
Expected rate of increase in future compensation levels to determine present value of benefit obligation at end of year	0.00%	0.00%